<SEQUENCE>1
<FILENAME>13FQ3-2010.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  November 1, 2010

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 70

Form 13-F Information Table Value Toatl: $331,343 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.       COM 00374N107     7204   138290 SH SOLE 128950  9340
Altria Group Inc     COM 02209S103     1018    42400 SH SOLE  42400
America Movil SA     COM 02364W105     4592    86100 SH SOLE  77900  8200
Apache Corp          COM 037411105     2728    27908 SH SOLE  25508  2400
Apple Computer Inc.  COM 037833100     8444    29760 SH SOLE  29210   550
Artificial Life      COM 04314q105       23    24000 SH SOLE  24000
Artio Global InvestorCOM 04315b107      643    42000 SH SOLE  42000
Aspen Insurance HoldiCOM G05384105     2571    84900 SH SOLE  84900
Avnet Inc.           COM 053807103      540    20000 SH SOLE  20000
Bemis Company Inc    COM 081437105     1276    40200 SH SOLE  40200
CVS Corp             COM 126650100      486    15430 SH SOLE  15430
Chicago Merc ExchangeCOM 12572q105     1163     4465 SH SOLE   4465
Cisco Systems. Inc.  COM 17275R102     9488   433225 SH SOLE 408125 25100
Cleveland-Cliffs Inc.COM 185896107      924    14450 SH SOLE  14450
Cognizant Tech SolutiCOM 192446102    14556   225780 SH SOLE 213680 12100
Companhia Vale Do RioCOM 204412209     1525    48765 SH SOLE  47965   800
Continental ResourcesCOM 212015101    10241   220910 SH SOLE 207710 13200
Dendreon Corp        COM 24823q107      424    10300 SH SOLE  10300
Electronic Art       COM 285512109      331    20100 SH SOLE  20100
Everest Re Group Inc COM G3223R108     2196    25400 SH SOLE  25400
Express Scripts Inc  COM 302182100    15061   309260 SH SOLE 296160 13100
Exxon Mobil Corp     COM 30231G102     4748    76837 SH SOLE  73646  3191
FiberTower Corp      COM 31567R100      112    26500 SH SOLE  15000 11500
Flextronics Intl Ltd COM Y2573F102      856   141800 SH SOLE 141800
Freeport-McMoRan CoppCOM 35671D857     1357    15890 SH SOLE  15590   300
Google Inc           COM 38259P508    15775    30002 SH SOLE  27347  2655
Hertz Global Holding COM 42805T105      231    21800 SH SOLE  21800
Infosys Techn Ltd    COM 456788108     5622    83525 SH SOLE  75525  8000
Intel Corp.          COM 458140100     8126   423225 SH SOLE 402025 21200
Intl. Business Mach  COM 459200101    16552   123395 SH SOLE 111095 12300
Iridium CommunicationCOM 46269c102      144    16900 SH SOLE  16900
Johnson & Johnson    COM 478160104      492     7948 SH SOLE   7948
Kimberly Clark Corp  COM 494368103     1081    16616 SH SOLE  13496  3120
Lindsay Corporation  COM 535555510      628    14500 SH SOLE  14500
Linn Energy, LLC     COM 536020100     7098   222095 SH SOLE 199995 22100
MV Oil Trust         COM 553859109     1754    58500 SH SOLE  53600  4900
Marvell Tech Group LtCOM G5876H105      595    34000 SH SOLE  34000
Mastercard Inc.      COM 57636q104     3046    13600 SH SOLE  13600
Medco Health SolutionCOM 58405U102    10378   199355 SH SOLE 191955  7400
Microsoft Corp       COM 594918104    16624   678827 SH SOLE 626727 52100
Millicom Intl CellulaCOM L6388F110    84031   875781 SH SOLE 843661 32120
Mobile Telesystems ADCOM 607409109     8065   379887 SH SOLE 355137 24750
Moodys Corp          COM 615369105      649    26000 SH SOLE  26000
NetLogic MicrosystemsCOM 64118b100     2554    92600 SH SOLE  92600
Noble Energy Inc     COM 655044105    12285   163603 SH SOLE 156629  6974
Occidental Petroleum COM 674599105     1480    18900 SH SOLE  18900
Oracle Corporation   COM 68389X105     8564   318975 SH SOLE 300375 18600
Petrohawk Energy CorpCOM 716495106      247    15300 SH SOLE  15300
Philip Morris Intl   COM 718172109     1619    28900 SH SOLE  28900
Proctor & Gamble Co. COM 742718109     1675    27928 SH SOLE  25784  2144
Range Resources Corp COM 75281a109      785    20600 SH SOLE  20600
Raytheon Co.         COM 755111507     1198    26200 SH SOLE  26200
Rex Energy CorporatioCOM 761565100      320    25000 SH SOLE  25000
Rovi Corporation     COM 779376102     1272    25225 SH SOLE  24625   600
STEC, Inc.           COM 784774101      294    23600 SH SOLE  23600
Safestitch Medical InCOM 78645y102       73    36480 SH SOLE  36480
SanDisk Corporation  COM 80004c101      814    22200 SH SOLE  22200
Schlumberger Ltd     COM 806857108      249     4044 SH SOLE   4044
SeaGate Technology   COM G7945J104      371    31500 SH SOLE  31500
Stillwater Mining Co COM 86074q102      421    25000 SH SOLE  25000
Symantec Corp        COM 871503108      675    44600 SH SOLE  44600
URS Corporation      COM 903236107      585    15400 SH SOLE  15400
Union Pacific Corp   COM 907818108      703     8600 SH SOLE   8600
United Technologies  COM 913017109     1157    16250 SH SOLE  16250
VISA Inc.            COM 92826c839     2547    34300 SH SOLE  34300
Venoco, Inc          COM 92275p307     1176    59900 SH SOLE  54700  5200
Vimpel CommunicationsCOM 68370R109      557    37500 SH SOLE  14000 23500
WR Berkley Corp      COM 084423102     1492    55100 SH SOLE  55100
Warner Chilcott plc  COM g94368100     9863   439540 SH SOLE 412640 26900
Whiting Petroleum CorCOM 966387102     4967    52000 SH SOLE  46400  5600
               </SEC-DOCUMENT>